Income Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Income Per Share
Income per Share

Basic income per share is based upon the weighted average number of common shares outstanding during the period. Dilutive income per share includes additional common shares that would have been outstanding if potential common shares with a dilutive effect had been issued using the treasury stock method.

A reconciliation of the number of shares used for the basic and diluted income per share calculations is as follows:

	Years ended December 31,
Shares in millions	2017	2016	2015
Basic weighted average common shares outstanding	141	142	144
Stock options and restricted shares	—	—	—
Diluted weighted average common shares outstanding	141	142	144

For purposes of applying the two-class method in computing earnings per share, net earnings allocated to participating securities was $3.0 million, or $0.02 per share for fiscal year 2017, none for fiscal year 2016 and $1.7 million, or $0.01 per share for fiscal year 2015. The diluted earnings (loss) per share calculation did not include 2.1 million, 3.0 million and 3.4 million antidilutive weighted average shares for the years ended December 31, 2017, 2016 and 2015, respectively.